Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended																					12 Months Ended																										12 Months Ended
	Dec. 31, 2011 USD ($) number	Dec. 31, 2010 USD ($) number	Dec. 31, 2009 USD ($) number	Dec. 31, 2011 Future Year One [Member] Pounds	Dec. 31, 2011 Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Rated Bonds [Member] USD ($)	Dec. 31, 2010 Rated Bonds [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	Dec. 31, 2010 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] AUD	Dec. 31, 2010 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 South Africa [Member] USD ($)	Dec. 31, 2010 South Africa [Member] USD ($)	Dec. 31, 2011 Brazil [Member] USD ($)	Dec. 31, 2010 Brazil [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Dec. 31, 2011 Ghana [Member] USD ($)	Dec. 31, 2010 Ghana [Member] USD ($)	Dec. 31, 2011 Tanzania [Member] USD ($)	Dec. 31, 2010 Tanzania [Member] USD ($)	Dec. 31, 2011 Project Expenditure [Member] USD ($)	Dec. 31, 2010 Project Expenditure [Member] USD ($)	Dec. 31, 2011 Stay In Business Expenditure [Member] USD ($)	Dec. 31, 2010 Stay In Business Expenditure [Member] USD ($)	Dec. 31, 2011 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2010 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2011 Ashanti Treasury Services Limited [Member] USD ($)	Dec. 31, 2010 Ashanti Treasury Services Limited [Member] USD ($)	Dec. 31, 2011 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2010 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2011 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2010 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2011 Tau Lekoa Gold Mine [Member] USD ($) Oz	Dec. 31, 2011 Tau Lekoa Gold Mine [Member]	Dec. 31, 2010 Tau Lekoa Gold Mine [Member] USD ($)	Dec. 31, 2011 Oro Group [Member] USD ($)	Dec. 31, 2011 Oro Group [Member] ZAR	Dec. 31, 2010 Oro Group [Member] USD ($)	Dec. 31, 2011 Anglo Gold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2010 Anglo Gold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2010 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2011 Anglo Gold Ashanti [Member] USD ($)	Dec. 31, 2010 Anglo Gold Ashanti [Member] USD ($)
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees Total	$ 2,986	$ 3,047
Contingent Liabilities Contingent Assets Financial Guarantees And Hedging Guarantees Details [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity							1,000									600
Financial Guarantees [Abstract]
Financial Guarantees Surety																																																					12	100	15
Financial Guarantees Reclamation Bonds																																																								101	88
AngloGold Ashanti Environmental bonds																																																										30	28
Financial Guarantees Environmental Guarantees																																																												166	193
Gain Contingencies [Line Items]
Contingent Assets Royalty																																																0	0	0		0
Royalty Revenue	79	8	0																																															5		3
Total royalties received and receivable to date																																																42	4
Contingent Assets Rate Payable Dollar Per Ounce																																																600
Contingent Assets Maximum Royalty Cap																																																100
Contingent Assets Royalty On Further Production Receivable Ounce																																																		1,500,000	1,500,000
Contingent Assets Ounces Produced (Ounces)																																																		219,005	219,005
Contingent Assets Maximum Gold Price Before Royalty Entitlement (ZAR per Kilogram)																																																		180,000	180,000
Contingent Assets Royalty Payment Rate (Percent)																																																		3.00%	3.00%
Royalty Revenue Received Collection Period																																																forty five days
Vulnerability From Concentrations [Abstract]
Collective Bargaining Agreement Time Period	two year
Entity Number Of Employees	61,242	62,046	63,364
Hedging Guarantees [Abstract]
Hedging Guarantees																																												0	0	0	0
Hedging Guarantees Gold Delivery	0	0
Long Term Commitment Excluding Unconditional Purchase Obligation [Abstract]
Contracts For Capital Expenditure	202	176
Authorized by the directors but not yet contracted for	1,128	988
Total Capital Expenditure Commitments	1,330	1,164
Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	14	12
Long Term Purchase Commitment [Line Items]
Within one year																																						832	433	421	404	334	398
Thereafter																																						46	107	31	220	129	140
Total for Project Expenditure																																						878	540
Total for Stay in Business Expenditure																																								452	624
Total for Other Contractual purchase obligations																																										463	538
Loss Contingency [Abstract]
Contingent Liabilities Groundwater Pollution	0	0
Contingent Liabilities Deep Groundwater Pollution																				0	0
Contingent Liabilities Gold Deliveries Sales Tax																						88	89	54	55	34	34
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]																						12.00%
Contingent Liabilities, Other Tax Disputes																						38	34					9	10	21	3	8	21			0	0
Contingent Liabilities Indirect Taxes																																		12	11
Occupational Diseases in Mines and Works Act ("ODMWA") litigation	0	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure					0	50		1,012	1,012	736	736		791	791	0		0
Line Of Credit Facility Maximum Borrowing Capacity							1,000									600
Line Of Credit Facility Revolving Credit Facility Period					four year										four year	four year
Debt Instrument Face Amount												$ 732.5	$ 789.0					$ 700.0	$ 300.0
Debt Instrument Interest Rate Stated Percentage												3.50%	6.00%					5.375%	6.50%
Significant Purchase and Supply Commitment Long Term Commitment [Line Items]
Forward Pricing Uranium Commitments Pounds (000)				858,000
Average contracted price (Dollar Per Pound)				61.54